                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-4964
                    ----------------------------------------

                      CREDIT SUISSE NEW YORK MUNICIPAL FUND
                      -------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                      Credit Suisse New York Municipal Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 to October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2004


- CREDIT SUISSE
  NEW YORK MUNICIPAL FUND


THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/1/03 - 10/31/04

FUND & BENCHMARKS                                                PERFORMANCE
Common Class(1)                                                     2.50%
Class A (without sales charge)(1),(2)                               2.13%
Lehman Brothers 5 Year Municipal Bond Index(3)                      3.29%

Performance for the Fund's Class A shares is without the maximum sales charge of 3.00%.

MARKET OVERVIEW: DEMAND SUBSIDES

   In our view, performance in New York municipal securities over the course of the Fund's fiscal year was consistent with the market for municipal securities as a whole. The major factor driving activity in the period was the Fed's continued accommodative monetary policy, which kept nominal short term rates at a 45-year low of 1.00% for much for the year. Rates rose in a "measured pace" only toward summer and into the fall to top out at 1.75% at the close of the fiscal year period. The low rate environment prompted investors to look elsewhere for higher yields, and the accelerating economic recovery boosted the performance of lower quality issuers.

   All of this tended to reduce demand for investment grade municipal securities, in our view. Even a drop in issuance of 7.8% from 2003 to 2004 was not enough to compensate for the falloff in demand. Within New York, a rebounding statewide economy fueled tax revenues for many municipalities, helping to support their underlying creditworthiness. But this did not attract support from crossover buyers in sufficient numbers to compensate for the weak technicals in the market.

STRATEGIC REVIEW: POSITIONED FOR RISING RATES

   We attribute the Fund's underperformance of its Lehman Brothers 5 Year Municipal Bond Index benchmark in the fiscal year to our conservative approach to duration. Consistent with our expectation that interest rates would rise, we kept the portfolio's overall duration shorter than the benchmark to minimize its vulnerability to rising rates. However, rates went up at a slower pace and less than we anticipated.

   Our underweight in lower-rated credits (i.e., those rated BBB and A) relative to the Index also hindered the Fund's performance, as these riskier issues fared better during the fiscal year. The composition of the portfolio is largely unchanged, though we have pared back our New York City credits and have reduced our exposure to bonds issued by Puerto Rico, the spreads of which widened slightly due to concerns over their creditworthiness.

                  Lori A. Cohane          Frank J. Biondo
                  Co-Portfolio Manager    Co-Portfolio Manager

   THE FUND'S DIVIDENDS ARE DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) COMMON CLASS SHARES AND
             THE LEHMAN BROS. 5 YR MUNICIPAL INDEX(3) FOR TEN YEARS.

            CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) -- COMMON CLASS   LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX(3)
10/31/1994                          $  10,000                                             $  10,000
11/30/1994                          $   9,927                                             $   9,909
12/31/1994                          $  10,044                                             $  10,021
 1/31/1995                          $  10,165                                             $  10,146
 2/28/1995                          $  10,322                                             $  10,324
 3/31/1995                          $  10,371                                             $  10,429
 4/30/1995                          $  10,398                                             $  10,469
 5/31/1995                          $  10,570                                             $  10,689
 6/30/1995                          $  10,598                                             $  10,708
 7/31/1995                          $  10,669                                             $  10,839
 8/31/1995                          $  10,741                                             $  10,937
 9/30/1995                          $  10,749                                             $  10,965
10/31/1995                          $  10,831                                             $  11,031
11/30/1995                          $  10,942                                             $  11,132
12/31/1995                          $  11,012                                             $  11,190
 1/31/1996                          $  11,095                                             $  11,302
 2/29/1996                          $  11,059                                             $  11,270
 3/31/1996                          $  11,003                                             $  11,191
 4/30/1996                          $  10,989                                             $  11,190
 5/31/1996                          $  11,009                                             $  11,186
 6/30/1996                          $  11,070                                             $  11,252
 7/31/1996                          $  11,188                                             $  11,334
 8/31/1996                          $  11,197                                             $  11,344
 9/30/1996                          $  11,293                                             $  11,438
10/31/1996                          $  11,358                                             $  11,538
11/30/1996                          $  11,487                                             $  11,688
12/31/1996                          $  11,488                                             $  11,665
 1/31/1997                          $  11,531                                             $  11,705
 2/28/1997                          $  11,603                                             $  11,791
 3/31/1997                          $  11,533                                             $  11,663
 4/30/1997                          $  11,553                                             $  11,712
 5/31/1997                          $  11,700                                             $  11,856
 6/30/1997                          $  11,766                                             $  11,953
 7/31/1997                          $  11,936                                             $  12,163
 8/31/1997                          $  11,899                                             $  12,101
 9/30/1997                          $  11,976                                             $  12,208
10/31/1997                          $  12,020                                             $  12,272
11/30/1997                          $  12,050                                             $  12,310
12/31/1997                          $  12,164                                             $  12,415
 1/31/1998                          $  12,267                                             $  12,529
 2/28/1998                          $  12,272                                             $  12,548
 3/31/1998                          $  12,281                                             $  12,559
 4/30/1998                          $  12,206                                             $  12,506
 5/31/1998                          $  12,381                                             $  12,657
 6/30/1998                          $  12,437                                             $  12,700
 7/31/1998                          $  12,446                                             $  12,745
 8/31/1998                          $  12,622                                             $  12,900
 9/30/1998                          $  12,762                                             $  13,033
10/31/1998                          $  12,769                                             $  13,071
11/30/1998                          $  12,799                                             $  13,095
12/31/1998                          $  12,830                                             $  13,140
 1/31/1999                          $  12,985                                             $  13,279
 2/28/1999                          $  12,914                                             $  13,265
 3/31/1999                          $  12,920                                             $  13,277
 4/30/1999                          $  12,950                                             $  13,317
 5/31/1999                          $  12,882                                             $  13,262
 6/30/1999                          $  12,725                                             $  13,112
 7/31/1999                          $  12,794                                             $  13,193
 8/31/1999                          $  12,775                                             $  13,188
 9/30/1999                          $  12,793                                             $  13,236
10/31/1999                          $  12,736                                             $  13,203
11/30/1999                          $  12,832                                             $  13,281
12/31/1999                          $  12,778                                             $  13,237
 1/31/2000                          $  12,735                                             $  13,231
 2/29/2000                          $  12,817                                             $  13,274
 3/31/2000                          $  12,996                                             $  13,395
 4/30/2000                          $  12,941                                             $  13,365
 5/31/2000                          $  12,901                                             $  13,361
 6/30/2000                          $  13,182                                             $  13,606
 7/31/2000                          $  13,322                                             $  13,749
 8/31/2000                          $  13,502                                             $  13,897
 9/30/2000                          $  13,456                                             $  13,874
10/31/2000                          $  13,570                                             $  13,971
11/30/2000                          $  13,644                                             $  14,032
12/31/2000                          $  13,933                                             $  14,251
 1/31/2001                          $  14,117                                             $  14,496
 2/28/2001                          $  14,135                                             $  14,572
 3/31/2001                          $  14,265                                             $  14,661
 4/30/2001                          $  14,152                                             $  14,581
 5/31/2001                          $  14,296                                             $  14,731
 6/30/2001                          $  14,371                                             $  14,816
 7/31/2001                          $  14,541                                             $  14,966
 8/31/2001                          $  14,780                                             $  15,169
 9/30/2001                          $  14,675                                             $  15,214
10/31/2001                          $  14,818                                             $  15,340
11/30/2001                          $  14,684                                             $  15,218
12/31/2001                          $  14,593                                             $  15,144
 1/31/2002                          $  14,835                                             $  15,387
 2/28/2002                          $  15,016                                             $  15,562
 3/31/2002                          $  14,752                                             $  15,231
 4/30/2002                          $  15,006                                             $  15,582
 5/31/2002                          $  15,078                                             $  15,687
 6/30/2002                          $  15,209                                             $  15,858
 7/31/2002                          $  15,339                                             $  16,029
 8/31/2002                          $  15,500                                             $  16,183
 9/30/2002                          $  15,701                                             $  16,408
10/31/2002                          $  15,546                                             $  16,241
11/30/2002                          $  15,519                                             $  16,225
12/31/2002                          $  15,783                                             $  16,548
 1/31/2003                          $  15,785                                             $  16,576
 2/28/2003                          $  15,950                                             $  16,756
 3/31/2003                          $  15,908                                             $  16,733
 4/30/2003                          $  15,984                                             $  16,812
 5/31/2003                          $  16,194                                             $  17,080
 6/30/2003                          $  16,166                                             $  17,036
 7/31/2003                          $  15,854                                             $  16,665
 8/31/2003                          $  15,947                                             $  16,782
 9/30/2003                          $  16,252                                             $  17,206
10/31/2003                          $  16,177                                             $  17,093
11/30/2003                          $  16,254                                             $  17,164
12/31/2003                          $  16,301                                             $  17,230
 1/31/2004                          $  16,349                                             $  17,311
 2/29/2004                          $  16,521                                             $  17,523
 3/31/2004                          $  16,429                                             $  17,450
 4/30/2004                          $  16,168                                             $  17,100
 5/31/2004                          $  16,122                                             $  17,012
 6/30/2004                          $  16,139                                             $  17,075
 7/31/2004                          $  16,281                                             $  17,253
 8/31/2004                          $  16,486                                             $  17,535
 9/30/2004                          $  16,518                                             $  17,558
10/31/2004                          $  16,581                                             $  17,656

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) CLASS A SHARES(2) AND
    THE LEHMAN BROS. 5 YR MUNICIPAL BOND INDEX(3) FROM INCEPTION (11/30/01).

             CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) -- CLASS A(2)    LEHMAN BROTHERS 5 YEAR MUNICIPAL BOND INDEX(3)
11/30/2001                          $   9,700                                             $  10,000
12/31/2001                          $   9,634                                             $   9,951
 1/31/2002                          $   9,790                                             $  10,111
 2/28/2002                          $   9,897                                             $  10,226
 3/31/2002                          $   9,744                                             $  10,009
 4/30/2002                          $   9,897                                             $  10,240
 5/31/2002                          $   9,931                                             $  10,308
 6/30/2002                          $  10,024                                             $  10,421
 7/31/2002                          $  10,098                                             $  10,533
 8/31/2002                          $  10,202                                             $  10,635
 9/30/2002                          $  10,341                                             $  10,782
10/31/2002                          $  10,228                                             $  10,672
11/30/2002                          $  10,209                                             $  10,662
12/31/2002                          $  10,380                                             $  10,874
 1/31/2003                          $  10,379                                             $  10,892
 2/28/2003                          $  10,505                                             $  11,011
 3/31/2003                          $  10,475                                             $  10,996
 4/30/2003                          $  10,523                                             $  11,047
 5/31/2003                          $  10,657                                             $  11,224
 6/30/2003                          $  10,636                                             $  11,195
 7/31/2003                          $  10,419                                             $  10,951
 8/31/2003                          $  10,488                                             $  11,028
 9/30/2003                          $  10,686                                             $  11,307
10/31/2003                          $  10,634                                             $  11,233
11/30/2003                          $  10,683                                             $  11,279
12/31/2003                          $  10,711                                             $  11,323
 1/31/2004                          $  10,741                                             $  11,376
 2/29/2004                          $  10,851                                             $  11,515
 3/31/2004                          $  10,789                                             $  11,467
 4/30/2004                          $  10,605                                             $  11,237
 5/31/2004                          $  10,573                                             $  11,179
 6/30/2004                          $  10,592                                             $  11,221
 7/31/2004                          $  10,673                                             $  11,338
 8/31/2004                          $  10,815                                             $  11,523
 9/30/2004                          $  10,834                                             $  11,538
10/31/2004                          $  10,860                                             $  11,602

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004(1)

                                                                        SINCE
                                       1 YEAR    5 YEARS   10 YEARS   INCEPTION
                                       ------    -------   --------   ---------
Common Class(4)                          1.64%      5.24%      5.09%       5.48%
Class A Without Sales Charge             1.39%        --         --        3.98%
Class A With Maximum Sales Charge       (1.62%)       --         --        2.87%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004(1)

                                                                        SINCE
                                       1 YEAR    5 YEARS   10 YEARS   INCEPTION
                                       ------    -------   --------   ---------
Common Class(4)                          2.50%      5.42%      5.19%       5.47%
Class A Without Sales Charge             2.13%        --         --        3.95%
Class A With Maximum Sales Charge       (0.93%)       --         --        2.87%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period based on offering price (with maximum sales charge of 3.00%) was down 0.93%.
(3) The Lehman Brothers 5 Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds with maturities of between four and six years, and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.
(4)  Inception date: 4/1/87.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

    EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX MONTH PERIOD ENDED
                                OCTOBER 31, 2004

                                                          COMMON CLASS   CLASS A
                                                          ------------   -------
ACTUAL FUND RETURN
Beginning Account Value 4/30/04                           $      1,000   $ 1,000
Ending Account Value 10/31/04                             $      1,026   $ 1,024
Expenses Paid per $1,000*                                 $       3.06   $  4.32

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 4/30/04                           $      1,000   $ 1,000
Ending Account Value 10/31/04                             $      1,025   $ 1,025
Expenses Paid per $1,000*                                 $       3.05   $  4.33

ANNUALIZED EXPENSE RATIOS*                                COMMON CLASS   CLASS A
                                                          ------------   -------
                                                                  0.60%     0.85%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

New York               96.3%
Puerto Rico             3.6%
Cash/Money Markets      0.1%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

   PAR                                                              RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%        VALUE
----------                                                        -------------   --------   -----   ---------------
MUNICIPAL BONDS (98.7%)
NEW YORK (95.1%)
$    1,000   Brookhaven NY, General Obligation Unlimited
              (MBIA Insured) (Non-Callable)                         (AAA , Aaa)   08/15/14   5.000   $     1,122,460
     1,315   Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bonds, Series A
             (Non-Callable)                                        (AAA , Baa1)   07/01/05   5.000         1,343,812
     1,000   Metropolitan Transportation Authority, Commuter
              Facilities Revenue Bonds, Series A
              (Non-Callable)                                       (AAA , Baa1)   07/01/07   5.250         1,085,350
     1,500   Metropolitan Transportation Authority, Commuter
              Facilities Revenue Bonds, Series C-1
              (Non-Callable)                                        (AAA , Aaa)   07/01/05   6.000         1,542,735
     1,750   Metropolitan Transportation Authority, Commuter
              Facilities Revenue Bonds, Series D
              (MBIA Insured) (Non-Callable)                         (AAA , Aaa)   07/01/05   6.000         1,799,857
       200   Metropolitan Transportation Authority, Commuter
              Facilities Revenue Bonds, Series E
              (AMBAC Insured) (Callable 07/01/07 @ $101.00)         (AAA , Aaa)   07/01/11   5.000           216,070
       600   Metropolitan Transportation Authority, NY,
              Dedicated Tax Fund, Series A (FGIC Insured)           (AAA , Aaa)   04/01/13   5.600           685,416
     1,000   Metropolitan Transportation Authority, NY,
              Dedicated Tax Fund, Series A (Non-Callable)           (AAA , Aaa)   04/01/15   5.500         1,175,760
     1,500   Metropolitan Transportation Authority, NY,
              Transportation Facilities Revenue Bonds,
              Service Contract, Series R (Non-Callable)             (AAA , Aaa)   07/01/07   5.500         1,636,920
       695   Metropolitan Transportation Authority, Transport
              Facilities Revenue Bonds, Prerefunded, Series C
              (FSA Insured) (Callable 07/01/12 @ $100.00)           (AAA , Aaa)   07/01/14   5.125           788,130
     1,000   Municipal Assistance Corp., New York City,
              Revenue Bonds, Series H                               (AA+ , Aa1)   07/01/07   6.250         1,110,990
     1,000   Municipal Assistance Corp., New York City,
              Revenue Bonds, Series M                               (AA+ , Aa1)   07/01/08   5.500         1,114,460
       600   Municipal Assistance Corp., New York City,
              Revenue Bonds, Series O                               (AA+ , Aa1)   07/01/06   5.250           634,392
     1,500   Municipal Assistance Corp., New York City,
              Revenue Bonds, Series P                               (AA+ , Aa1)   07/01/08   5.000         1,645,950
     1,000   Nassau County New York Interim Finance,
              Revenue Bonds, Series A                               (AAA , Aaa)   11/15/09   5.000         1,109,770
     1,050   New York City, General Obligation Unlimited,
              Series D                                               (A , A2)     08/01/07   5.750         1,145,140
     1,980   New York City, General Obligation Unlimited,
              Series E                                               (A , A2)     08/01/08   5.250         2,168,437
     1,000   New York City, General Obligation Unlimited,
              Series F                                               (A , A2)     08/01/09   5.000         1,095,780
     1,000   New York City, General Obligation Unlimited,
              Series H (Callable 03/15/11 @ $101.00)                 (A , A2)     03/15/13   5.750         1,132,340

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%        VALUE
----------                                                        -------------   --------   -----   ---------------
MUNICIPAL BONDS
NEW YORK
$    1,000   New York City, General Obligation Unlimited,
              Series I (Non-Callable)                                (A , A2)     08/01/11   5.000   $     1,100,040
     1,000   New York City, General Obligation Unlimited,
              Series J (Callable 08/01/07 @ $101.00)                 (A , A2)     08/01/11   6.125         1,101,150
       300   New York City, General Obligation Unlimited,
              Subseries E5 (JP Morgan Chase Bank LOC)#              (AA- , Aa2)   08/01/19   1.760           300,000
     1,000   New York City, Industrial Development Agency,
              YMCA Greater NY Project                              (BBB+ , Baa1)  08/01/06   6.000         1,062,640
     1,000   New York City, Municipal Water Finance Authority
              Revenue Bonds, Series D                               (AA+ , Aa2)   06/15/15   5.250         1,115,520
       110   New York City, Transitional Finance Authority,
              Prerefunded Future Tax 2004, Series C
              (Non-Callable)                                        (AA+ , Aa2)   02/01/08   5.500           121,563
       465   New York City, Transitional Finance Authority,
              Prerefunded Future Tax, Series B                      (AA+ , Aa2)   02/01/08   5.500           513,881
       205   New York City, Transitional Finance Authority,
              Prerefunded Future Tax, Series C                      (AA+ , Aa2)   02/01/08   5.500           226,550
     1,000   New York City, Transitional Finance Authority,
              Refunding Future Tax Secured, Series B
              (Callable 02/01/2011 @ $100.00)#                      (AA+ , Aa2)   02/01/29   5.250         1,105,490
       785   New York City, Transitional Finance Authority,
              Unrefunded Balance, Future Tax 2004, Series C
              (Non-Callable)                                        (AA+ , Aa2)   02/01/08   5.500           863,798
       760   New York City, Transitional Finance Authority,
              Unrefunded Future Tax, Series B                       (AA+ , Aa2)   02/01/08   5.500           836,289
       520   New York State Dormitory Authority,
              Consolidated City University Systems,
              Revenue Bonds, Series A                               (AA- , A3)    07/01/05   5.700           533,120
     1,000   New York State Dormitory Authority, Lenox Hill
              Hospital Obligation Group, Revenue Bonds               (A- , A3)    07/01/09   5.250         1,087,130
     1,000   New York State Dormitory Authority, Mental Health
              Services Facilities Revenue Bonds, Series G           (AAA , Aaa)   02/15/09   5.250         1,106,120
     1,200   New York State Dormitory Authority, New York
              University, Revenue Bonds, Series A
              (FGIC Insured)                                        (AAA , Aaa)   07/01/15   5.000         1,336,656
       500   New York State Dormitory Authority, Revenue
              Bonds, Cornell University, Series B
              (Morgan Guaranty Trust LOC)#                          (AA+ , Aa1)   07/01/25   1.710           500,000
     1,745   New York State Dormitory Authority, State
              University Dormitory Facilities Revenue Bonds,
              Series A (AMBAC Insured)                              (AAA , Aaa)   07/01/06   5.750         1,855,458
     1,000   New York State Dormitory Authority, State
              University Educational Facilities Revenue Bonds,
              Series B (Callable 05/15/08 @ $101.00)                (AA- , A3)    05/15/09   5.250         1,094,050

                 See Accompanying Notes to Financial Statements.

   PAR                                                               RATINGS+
  (000)                                                           (S&P/MOODY'S)   MATURITY   RATE%        VALUE
----------                                                        -------------   --------   -----   ---------------
MUNICIPAL BONDS
NEW YORK
$      500   New York State Dormitory Authority, Yeshiva
              University, Revenue Bonds (AMBAC Insured)
              (Non-Callable)                                       (AAA , Aaa)    07/01/14   5.250   $       570,805
       520   New York State Environmental Facilities Corp.,
              Clean Water & Drinking Revenue Bonds
              Revolving Funds, Series A (Non-Callable)             (AAA , Aaa)    04/15/10   4.250           557,960
       305   New York State Environmental Facilities Corp.,
              Clean Water & Drinking Revenue Bonds,
              Prerefunded, Second Resources, Series F
              (Callable 06/15/08 @ $101.00)                         (AAA , Aaa)   06/15/09   5.250           336,918
     1,125   New York State Local Government Assistance
              Corp., Revenue Bonds, Series A                        (AAA , Aaa)   04/01/06   6.000         1,189,969
     1,000   New York State Local Government Assistance
              Corp., Revenue Bonds, Series A (Non-Callable)          (AA , A1)    04/01/07   6.000         1,092,480
       100   New York State Power Authority, General
              Purpose Revenue Bonds                                 (AAA , Aaa)   01/01/18   7.000           120,435
       800   New York State Urban Development Corp.,
              Correctional & Youth Facilities Revenue Bonds,
              Series A                                              (AA- , A3)    01/01/17   5.000           871,848
     1,000   New York State Urban Development Corp.,
              Correctional Facilities Service Contract Revenue
              Bonds, Series C (Callable 01/01/09 @ $101.00)         (AAA , Aaa)   01/01/13   6.000         1,149,190
     1,000   New York State Urban Development Corp., State
              Facilities Revenue Bonds                              (AA- , A3)    04/01/11   5.750         1,146,010
     1,000   Rockland County New York General Obligation
              Bonds (Callable 10/15/09 @ $101.00)                   (AA- , A1)    10/15/14   5.500         1,123,800
     1,420   Triborough Bridge & Tunnel Authority, Revenue
              Bonds, Series A (Callable 01/01/09 @ $101.00)         (AAA , Aa3)   01/01/18   5.125         1,589,988
     1,000   Triborough Bridge & Tunnel Authority, Revenue
              Bonds, Series B                                       (AAA , Aa3)   01/01/09   5.500         1,122,030
     1,000   Triborough Bridge & Tunnel Authority, Revenue
              Bonds, Series Y                                       (AAA , Aa3)   01/01/06   5.800         1,045,380
                                                                                                     ---------------
TOTAL NEW YORK (Cost $47,892,329)                                                                         50,330,037
                                                                                                     ---------------
PUERTO RICO (3.6%)
     1,000   Puerto Rico Commonwealth Aqueduct & Sewer
              Authority, Revenue Bonds (MBIA Insured)               (AAA , Aaa)   07/01/07   6.000         1,102,310
       575   Puerto Rico Public Buildings Authority,
              Prerefunded Government Facilities Revenue
              Bonds, Series C (Non-Callable)                        (A- , Aaa)    07/01/05   5.000           587,363
       210   Puerto Rico Public Buildings Authority,
              Unrefunded Balance, Government Facilities
              Revenue Bonds, Series C (Non-Callable)                (A- , Baa1)   07/01/05   5.000           214,393
                                                                                                     ---------------
TOTAL PUERTO RICO (Cost $1,821,948)                                                                        1,904,066
                                                                                                     ---------------
TOTAL MUNICIPAL BONDS (Cost $49,714,277)                                                                  52,234,103
                                                                                                     ---------------

                 See Accompanying Notes to Financial Statements.

NUMBER OF
  SHARES                                                                                                  VALUE
----------                                                                                           ---------------
SHORT-TERM INVESTMENT (0.1%)
    63,878   Blackrock Provident New York Money Fund (Cost $63,878)                                  $        63,878
                                                                                                     ---------------
TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $49,778,155)                                                     52,297,981

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)                                                                 616,948
                                                                                                     ---------------

NET ASSETS (100.0%)                                                                                  $    52,914,929
                                                                                                     ===============

                            INVESTMENT ABBREVIATIONS

             AMBAC = American Municipal Bond Assurance Corporation
              FGIC = Financial Guaranty Insurance Company
               FSA = Financial Security Assurance, Inc.
              MBIA = MBIA Insurance Corporation
               LOC = Letter of Credit
                NR = Not Rated

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations -- The interest rate shown is the rate as of October 31, 2004.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

ASSETS
    Investments at value (Cost $49,778,155) (Note 1)                        $   52,297,981
    Interest receivable                                                            706,838
    Receivable for fund shares sold                                                  3,578
    Prepaid expenses                                                                20,441
                                                                            --------------
      Total Assets                                                              53,028,838
                                                                            --------------
LIABILITIES
    Advisory fee payable (Note 2)                                                   24,310
    Administrative services fee payable (Note 2)                                    18,228
    Distribution fee payable (Note 2)                                                  390
    Payable for fund shares redeemed                                                13,487
    Dividend payable                                                                 9,188
    Trustees' fee payable                                                            4,268
    Other accrued expenses payable                                                  44,038
                                                                            --------------
      Total Liabilities                                                            113,909
                                                                            --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                         5,043
    Paid-in capital (Note 5)                                                    49,868,687
    Accumulated net investment loss                                                     (8)
    Accumulated net realized gain on investments                                   521,381
    Net unrealized appreciation from investments                                 2,519,826
                                                                            --------------
      Net Assets                                                            $   52,914,929
                                                                            ==============
COMMON SHARES
    Net assets                                                              $   51,054,661
    Shares outstanding                                                           4,865,970
                                                                            --------------
    Net asset value, offering price, and redemption price per share         $        10.49
                                                                            ==============
A SHARES
    Net assets                                                              $    1,860,268
    Shares outstanding                                                             177,173
                                                                            --------------
    Net asset value and redemption price per share                          $        10.50
                                                                            ==============
    Maximum offering price per share (net asset value/(1-3.00%))            $        10.82
                                                                            ==============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

INTEREST INCOME (Note 1)                                                    $    2,430,739
                                                                            --------------
EXPENSES
    Investment advisory fees (Note 2)                                              235,766
    Administrative services fees (Note 2)                                          106,847
    Distribution fees (Note 2)
      Class A                                                                        4,025
    Transfer agent fees (Note 2)                                                    50,327
    Legal fees                                                                      49,144
    Registration fees                                                               31,933
    Audit fees                                                                      20,288
    Insurance expense                                                               17,970
    Printing fees (Note 2)                                                          17,356
    Trustees' fees                                                                  16,872
    Custodian fees                                                                   7,238
    Commitment fees (Note 3)                                                         1,584
    Miscellaneous expense                                                            8,096
                                                                            --------------
      Total expenses                                                               567,446
    Less: fees waived (Note 2)                                                    (210,280)
                                                                            --------------
      Net expenses                                                                 357,166
                                                                            --------------
       Net investment income                                                     2,073,573
                                                                            --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                             521,441
    Net change in unrealized appreciation (depreciation) from investments       (1,261,144)
                                                                            --------------
    Net realized and unrealized loss from investments                             (739,703)
                                                                            --------------
    Net increase in net assets resulting from operations                    $    1,333,870
                                                                            ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              FOR THE YEAR       FOR THE YEAR
                                                                                  ENDED              ENDED
                                                                            OCTOBER 31, 2004   OCTOBER 31, 2003
                                                                            ----------------   ----------------
FROM OPERATIONS
  Net investment income                                                     $      2,073,573   $      2,600,666
  Net realized gain from investments                                                 521,441            471,936
  Net change in unrealized appreciation (depreciation) from investments           (1,261,144)            69,237
                                                                            ----------------   ----------------

   Net increase in net assets resulting from operations                            1,333,870          3,141,839
                                                                            ----------------   ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class shares                                                            (2,021,349)        (2,571,775)
   Class A shares                                                                    (52,232)           (28,891)
  Distributions from net realized gains
   Common Class shares                                                              (460,484)        (1,379,597)
   Class A shares                                                                    (11,457)           (19,072)
                                                                            ----------------   ----------------

   Net decrease in net assets resulting from dividends and distributions          (2,545,522)        (3,999,335)
                                                                            ----------------   ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                                     7,297,824         37,966,195
  Reinvestment of dividends and distributions                                      2,355,158          3,665,536
  Net asset value of shares redeemed                                             (20,485,093)       (59,390,146)
                                                                            ----------------   ----------------

   Net decrease in net assets from capital share transactions                    (10,832,111)       (17,758,415)
                                                                            ----------------   ----------------
  Net decrease in net assets                                                     (12,043,763)       (18,615,911)

NET ASSETS
  Beginning of year                                                               64,958,692         83,574,603
                                                                            ----------------   ----------------

  End of year                                                               $     52,914,929   $     64,958,692
                                                                            ================   ================

  Accumulated Net Investment Loss                                           $             (8)  $             --
                                                                            ================   ================

                 See Accompanying Notes to Financial Statements

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                    ----------------------------------------------------------------------
                                                       2004           2003           2002           2001           2000
                                                    ----------     ----------     ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of year                $    10.68     $    10.81     $    10.74     $    10.24     $    10.04
                                                    ----------     ----------     ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                   0.37           0.38           0.38(1)        0.43           0.44
  Net gain (loss) on investments
    (both realized and unrealized)                       (0.11)          0.05           0.13           0.50           0.20
                                                    ----------     ----------     ----------     ----------     ----------

      Total from investment operations                    0.26           0.43           0.51           0.93           0.64
                                                    ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.37)         (0.38)         (0.38)         (0.43)         (0.44)
  Distributions from net realized gains                  (0.08)         (0.18)         (0.06)            --             --
                                                    ----------     ----------     ----------     ----------     ----------

      Total dividends and distributions                  (0.45)         (0.56)         (0.44)         (0.43)         (0.44)
                                                    ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF YEAR                        $    10.49     $    10.68     $    10.81     $    10.74     $    10.24
                                                    ==========     ==========     ==========     ==========     ==========
      Total return(2)                                     2.50%          4.05%          4.91%          9.20%          6.54%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)            $   51,055     $   63,423     $   83,434     $  113,371     $   74,948
    Ratio of expenses to average net assets(3)            0.60%          0.60%          0.60%          0.60%          0.62%
    Ratio of net investment income to average
      net assets                                          3.53%          3.51%          3.58%          4.03%          4.37%
    Decrease reflected in above operating expense
      ratios due to waivers                               0.36%          0.26%          0.25%          0.16%          0.11%
  Portfolio turnover rate                                   27%             6%            34%            51%            29%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02% for the year ended October 31, 2000. The Common Class shares' net operating expense ratio after reflecting these arrangements was .60% for the year ended October 31, 2000. For the years ended October 31, 2004, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                FOR THE YEAR
                                                              ENDED OCTOBER 31,          FOR THE PERIOD
                                                           -----------------------            ENDED
                                                             2004          2003        OCTOBER 31, 2002(1)
                                                           ---------     ---------     -------------------
PER SHARE DATA
  Net asset value, beginning of period                     $   10.70     $   10.81     $             10.61
                                                           ---------     ---------     -------------------
INVESTMENT OPERATIONS
  Net investment income                                         0.34          0.35                    0.31(2)
  Net gain (loss) on investments
    (both realized and unrealized)                             (0.12)         0.07                    0.26
                                                           ---------     ---------     -------------------
      Total from investment operations                          0.22          0.42                    0.57
                                                           ---------     ---------     -------------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                         (0.34)        (0.35)                  (0.31)
  Distributions from net realized gains                        (0.08)        (0.18)                  (0.06)
                                                           ---------     ---------     -------------------
      Total dividends and distributions                        (0.42)        (0.53)                  (0.37)
                                                           ---------     ---------     -------------------
NET ASSET VALUE, END OF PERIOD                             $   10.50     $   10.70     $             10.81
                                                           =========     =========     ===================
      Total return(3)                                           2.13%         3.97%                   5.46%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   1,860     $   1,535     $               140
    Ratio of expenses to average net assets(4)                  0.85%         0.85%                   0.85%(5)
    Ratio of net investment income to average net assets        3.28%         3.29%                   3.21%(5)
    Decrease reflected in above operating expense ratios
      due to waivers                                            0.36%         0.26%                   0.36%(5)
  Portfolio turnover rate                                         27%            6%                     34%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the years ended October 31, 2004 and 2003, and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse New York Municipal Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize current interest income exempt from regular federal income taxes, New York State and New York City personal income taxes, to the extent consistent with prudent investment management and the preservation of capital. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on December 23, 1986.

   The Fund is authorized to offer two classes of shares: Common Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Class A shares are sold subject to a front-end sales charge of up to 3.00%.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at October 31, 2004.

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Fund to act as the Fund's securities lending agent. The Fund earned no income from securities lending through the period ended March 17, 2004.

   Effective March 17, 2004, SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities, with the Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned. The Fund earned no income from securities lending through the period ended October 31, 2004.

   H) OTHER -- The interest on New York municipal obligations is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. A portion of income may be subject to state and City taxes or the federal alternative minimum tax. This Fund may be riskier than a more geographically diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the year ended October 31, 2004, investment advisory fees earned and voluntarily waived for the Fund were $235,766 and $210,280, respectively. CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2004.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were $58,942.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                ANNUAL RATE
           ------------------------                -----------
           First $5 billion             0.050% of average daily net assets
           Next $5 billion              0.035% of average daily net assets
           Over $10 billion             0.020% of average daily net assets

   For the year ended October 31, 2004, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $47,905.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor to the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. Common Class shares are not subject to distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2004, the Fund reimbursed CSAM $33,983, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2004, CSAMSI and its affiliates advised the Fund that they retained $29 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2004, Merrill was paid $9,637 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004 and during the year ended October 31, 2004, the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) were $15,979,983 and $25,456,541, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares and an unlimited number of shares are classified as Class A shares. Transactions in capital shares for each class were as follows:

                                                               COMMON CLASS
                                   --------------------------------------------------------------------
                                          FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                           OCTOBER 31, 2004                    OCTOBER 31, 2003
                                   --------------------------------------------------------------------
                                       SHARES             VALUE            SHARES            VALUE
                                   --------------    --------------    --------------    --------------
Shares sold                               606,506    $    6,419,036         3,303,255    $   35,488,737
Shares issued in reinvestment
  of dividends and distributions          218,633         2,303,050           339,279         3,622,524
Shares redeemed                        (1,896,327)      (19,906,602)       (5,426,136)      (58,276,481)
                                   --------------    --------------    --------------    --------------
Net decrease                           (1,071,188)   $  (11,184,516)       (1,783,602)   $  (19,165,220)
                                   ==============    ==============    ==============    ==============

                                                                 CLASS A
                                   --------------------------------------------------------------------
                                          FOR THE YEAR ENDED                  FOR THE YEAR ENDED
                                           OCTOBER 31, 2004                    OCTOBER 31, 2003
                                   --------------------------------------------------------------------
                                       SHARES             VALUE            SHARES            VALUE
                                   --------------    --------------    --------------    --------------
Shares sold                                84,081    $      878,788           230,225    $    2,477,458
Shares issued in reinvestment
  of dividends and distributions            4,944            52,108             4,031            43,012
Shares redeemed                           (55,339)         (578,491)         (103,752)       (1,113,665)
                                   --------------    --------------    --------------    --------------
Net increase                               33,686    $      352,405           130,504    $    1,406,805
                                   ==============    ==============    ==============    ==============

   On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF             APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS             OF OUTSTANDING SHARES
                                  ------------             ---------------------
          Common Class                  2                           47%
          Class A                       5                           80%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends and distributions paid during the years ended October 31, 2004 and 2003 for the Fund were as follows:

          ORDINARY INCOME  LONG-TERM CAPITAL GAIN          TAX EXEMPT
         -----------------  ----------------------  ------------------------
          2004      2003      2004        2003         2004         2003
         ------  ---------  ---------  -----------  -----------  -----------
         $   --  $ 233,963  $ 471,941  $ 1,164,706  $ 2,073,581  $ 2,600,666

   At October 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

     Undistributed net investment loss                      $        (8)
     Accumulated net realized gain                              521,381
     Unrealized appreciation                                  2,519,826
                                                            -----------
                                                            $ 3,041,199
                                                            ===========

   At October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $49,778,155, $2,533,064, $(13,238) and $2,519,826, respectively.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Credit Suisse New York Municipal Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse New York Municipal Fund (the "Fund") at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE NEW YORK MUNICIPAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                        TERM                                               NUMBER OF
                                        OF OFFICE(1)                                       PORTFOLIOS IN
                                        AND                                                FUND
                           POSITION(S)  LENGTH        PRINCIPAL                            COMPLEX        OTHER
NAME, ADDRESS AND          HELD WITH    OF TIME       OCCUPATION(S) DURING                 OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH              FUND         SERVED        PAST FIVE YEARS                      TRUSTEE        HELD BY TRUSTEE
-------------------------  -----------  ------------  -----------------------------------  -------------  --------------------------
INDEPENDENT TRUSTEES

Richard H. Francis         Trustee,     Since 1999    Currently retired                    42             None
c/o Credit Suisse Asset    Nominating
Management, LLC            and Audit
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten          Trustee,     Since         Dean of Yale School of Management    41             Director of Aetna, Inc.
Box 208200                 Nominating   Fund          and William S. Beinecke Professor                   (insurance company);
New Haven, Connecticut     and Audit    Inception     in the Practice of International                    Director of Calpine
06520-8200                 Committee                  Trade and Finance from November                     Corporation (energy
                           Member                     1995 to present.                                    provider); Director of
Date of Birth: 10/29/46                                                                                   CarMax Group (used car
                                                                                                          dealers).

Peter F. Krogh             Trustee,     Since 2001    Dean Emeritus and Distinguished      41             Director of Carlisle
301 ICC                    Nominating                 Professor of International Affairs                  Companies Incorporated
Georgetown University      Committee                  at the Edmund A. Walsh School of                    (diversified
Washington, DC 20057       Chairman                   Foreign Service, Georgetown                         manufacturing company).
                           and Audit                  University from June 1995 to
Date of Birth: 02/11/37    Committee                  present.
                           Member

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                        TERM                                               NUMBER OF
                                        OF OFFICE(1)                                       PORTFOLIOS IN
                                        AND                                                FUND
                           POSITION(S)  LENGTH        PRINCIPAL                            COMPLEX        OTHER
NAME, ADDRESS AND          HELD WITH    OF TIME       OCCUPATION(S) DURING                 OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH              FUND         SERVED        PAST FIVE YEARS                      TRUSTEE        HELD BY TRUSTEE
-------------------------  -----------  ------------  -----------------------------------  -------------  --------------------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.       Trustee,     Since 1999    Currently retired                    43             Director of  Education
c/o Credit Suisse Asset    Nominating                                                                     Management Corp.
Management, LLC            and Audit
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport        Trustee,     Since 1999    Partner of Lehigh Court, LLC and RZ  43             Director of Presstek, Inc.
Lehigh Court, LLC          Nominating                 Capital (private investment firms)                  (digital imaging
40 East 52nd Street        Committee                  from July 2002 to present;                          technologies company);
New York, New York         Member                     Transition Adviser to SunGard                       Director of Wood
10022                      and Audit                  Securities Finance, Inc. from                       Resources, LLC (plywood
                           Committee                  February 2002 to July 2002;                         manufacturing company).
Date of Birth: 07/10/48    Chairman                   President of SunGard Securities
                                                      Finance, Inc. from 2001 to
                                                      February 2002; President of Loanet,
                                                      Inc. (on-line accounting service)
                                                      from 1997 to 2001.

INTERESTED TRUSTEES

Michael E. Kenneally(2)    Chairman     Since 2004    Chairman and Global Chief Executive  45             None
Credit Suisse Asset        and Chief                  Officer of CSAM since 2003;
Management, LLC            Executive                  Chairman and Chief Investment
466 Lexington Avenue       Officer                    Officer of Banc of America Capital
New York, New York                                    Management from 1998 to March 2003.
10017-3140

Date of Birth: 03/30/54

----------
(2) Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                        TERM                                               NUMBER OF
                                        OF OFFICE(1)                                       PORTFOLIOS IN
                                        AND                                                FUND
                           POSITION(S)  LENGTH        PRINCIPAL                            COMPLEX        OTHER
NAME, ADDRESS AND          HELD WITH    OF TIME       OCCUPATION(S) DURING                 OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH              FUND         SERVED        PAST FIVE YEARS                      TRUSTEE        HELD BY TRUSTEE
-------------------------  -----------  ------------  -----------------------------------  -------------  --------------------------
INTERESTED TRUSTEES

William W. Priest(3)       Trustee      Since 1999    Chief Executive Officer of J Net     48             Director of Globe
Epoch Investment Partners                             Enterprises, Inc. (technology                       Wireless, LLC (maritime
667 Madison Avenue                                    holdings company) since June 2004;                  communication-company);
New York, NY 10021                                    Chief Executive Officer of Epoch                    Director of InfraRed X
                                                      Investment Partners, Inc. since                     (medical device company);
Date of Birth: 09/24/41                               April 2004; Co-Managing Partner,                    Director of J Net
                                                      Steinberg Priest & Sloane Capital                   Enterprises, Inc.
                                                      Management, LLC from 2001 to March
                                                      2004; Chairman and Managing
                                                      Director of CSAM from 2000 to
                                                      February 2001; Chief Executive
                                                      Officer and Managing Director of
                                                      CSAM from 1990 to 2000.

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ending 12/31/02).

                                           TERM
                                           OF
                                           OFFICE(1)
                                           AND
                           POSITION(S)     LENGTH
NAME, ADDRESS AND          HELD WITH       OF TIME
DATE OF BIRTH              FUND            SERVED      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------   -------------   ---------   ----------------------------------------------------------
OFFICERS

Michael A. Pignataro       Chief           Since       Director and Director of Fund Administration of CSAM;
Credit Suisse Asset        Financial       1999        Associated with CSAM since 1984; Officer of other Credit
Management, LLC            Officer and                 Suisse Funds
466 Lexington Avenue       Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio             Chief           Since       Vice President and Global Head of Compliance of CSAM;
Credit Suisse Asset        Compliance      2004        Associated with CSAM since July 2000; Vice President and
Management, LLC            Officer                     Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                   1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                 Chief           Since       Director and Deputy General Counsel of CSAM since
Credit Suisse Asset        Legal Officer   2004        September 2004; Senior Associate of Sherman & Sterling
Management, LLC                                        LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                   Counsel of the SEC Division of Investment Management
New York, New York                                     from June 1997 to September 2000; Officer of other Credit
10017-3140                                             Suisse Funds

Date of Birth: 08/14/70

J. Kevin Gao               Vice            Since       Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset        President and   2004        CSAM since July 2003; Associated with the law firm of
Management, LLC            Secretary                   Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue                                   other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza            Assistant       Since       Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset        Treasurer       2002        Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                        Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2004, the Fund declared dividends of $471,941 that were designated as long-term capital gains dividends.

   In the twelve months ended October 31, 2004 (the end of the fiscal year), 100% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2005, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2004. It is suggested that you consult your tax advisor concerning the applicability of state and local taxes to dividends paid by the Fund during the year.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Fund's website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

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

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us             [CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSNYM-2-1004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003             2004
                                   ----------       ----------
Audit Fees                         $   16,315       $   16,315
Audit-Related Fees(1)              $    3,000       $    4,500
Tax Fees(2)                        $    2,323       $    2,323
All Other Fees                             --               --
Total                              $   21,638       $   23,138

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                   2003             2004
                                   ----------       ----------
Audit-Related Fees                 N/A              N/A

Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                   2003             2004
                                   ----------       ----------
Audit-Related Fees                 N/A              N/A
Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                   2003             2004
                                   ----------       ----------
Audit-Related Fees                 N/A              N/A
Tax Fees                           N/A              N/A
All Other Fees                     N/A              N/A
Total                              N/A              N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $5,323 and $6,823, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. (b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE NEW YORK MUNICIPAL FUND

          /s/ Michael E. Kenneally
          ------------------------
          Name:   Michael E. Kenneally
          Title:  Chief Executive Officer
          Date:   January 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:   Michael E. Kenneally
          Title:  Chief Executive Officer
          Date:   January 7, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:   Michael A. Pignataro
          Title:  Chief Financial Officer
          Date:   January 7, 2005